UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-719


Value Line Special Situations Fund, Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)


220 East 42nd Street, New York, N.Y. 10017
--------------------------------------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: Decembert 31, 2004

Date of reporting period: June 30, 2005

Item I.  Reports to Stockholders.

--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                                 June 30, 2005
--------------------------------------------------------------------------------
                                 The Value Line

                                    Special
                                   Situations
                                   Fund, Inc.

                                     [LOGO]

INVESTMENT ADVISER  Value Line, Inc.
                    220 East 42nd Street
                    New York, NY 10017-5891

DISTRIBUTOR         Value Line Securities, Inc.
                    220 East 42nd Street
                    New York, NY 10017-5891

CUSTODIAN BANK      State Street Bank and Trust Co.
                    225 Franklin Street
                    Boston, MA 02110

SHAREHOLDER         State Street Bank and Trust Co.
SERVICING AGENT     c/o BFDS
                    P.O. Box 219729
                    Kansas City, MO 64121-9729

INDEPENDENT         PricewaterhouseCoopers LLP
REGISTERED PUBLIC   300 Madison Avenue
ACCOUNTING FIRM     New York, NY 10017

LEGAL COUNSEL       Peter D. Lowenstein, Esq.
                    Two Sound View Drive, Suite 100
                    Greenwich, CT 06830

DIRECTORS           Jean Bernhard Buttner
                    John W. Chandler
                    Frances T. Newton
                    Francis C. Oakley
                    David H. Porter
                    Paul Craig Roberts
                    Marion N. Ruth
                    Nancy-Beth Sheerr

OFFICERS            Jean Bernhard Buttner
                    Chairman and President
                    Stephen E. Grant
                    Vice President
                    Bradley Brooks
                    Vice President
                    David T. Henigson
                    Vice President,
                    Secretary/Treasurer
                    Howard A. Brecher
                    Assistant Secretary/
                    Assistant Treasurer

This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Trust (obtainable from the Distributor).

#533542

The Value Line Special Situations Fund, Inc.
                                                       To Our Value Line Special
--------------------------------------------------------------------------------

To Our Shareholders:

We are pleased to report that the Value Line Special Situations Fund earned a total return of 2.27% for the six months ended June 30, 2005. This was nearly four percentage points ahead of the total return of -0.81% for the Standard & Poor's 500(1).

Our disciplined strategy is responsible for the rewarding results. We focus on stocks with strong earnings momentum and strong stock price momentum. Most important, we emphasize defense as well as offense. The most powerful tool in our arsenal is the ability to quickly sell any holding that does not meet our criteria. With approximately 400 holdings in the portfolio, we do not form attachments to any particular stock. Laggards are rapidly replaced with issues showing superior momentum.

Representatives of nearly all economic sectors and a variety of company sizes are included in the Fund.

The wide diversification translates into less than 10% of assets being invested in the top 20 holdings. Healthcare, financial services, and energy are the top sector weightings, together totaling about 40% of assets. By market capitalization, the breakdown of stockholdings as of June 30th was 27% large-cap, 57% mid-cap, and 16% small-cap.

We believe our disciplined investment process will continue to serve your Fund well. Thank you for investing with us.

                                Sincerely,

                                /s/ Jean Bernhard Buttner

                                Jean Bernhard Buttner
                                Chairman and President

August 8, 2005

--------------------------------------------------------------------------------
(1) The Standard & Poor's 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ
    National Market System and is representative of the broad stock market.
    This is an unmanaged index and does not reflect charges, expenses or taxes. It is not possible to directly invest in this index.

--------------------------------------------------------------------------------
2

                                    The Value Line Special Situations Fund, Inc.
Situations Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The mature business expansion is now moving along at a modestly more deliberate 3.0%-3.5% pace, a level of activity that is being sustained by a resilient housing market, healthy levels of retail spending, and a solid rate of growth in industrial production. Recent trends, moreover, suggest that this mature business up cycle will continue pressing forward at a similarly moderate rate into 2006.

Helping to sustain this upturn are likely to be solid levels of activity in the housing, retail, industrial, and service sectors. Such growth will probably be accompanied by just modest rates of inflation. The wild card in this equation, meanwhile, and the reason that we are not likely to see a materially higher level of business growth, is the record high price for oil. Should that key commodity not stabilize in price, as we expect it will, the sustainability of the economic expansion, as well as the prolonged period of comparative of price stability, would be threatened.

This steady, but moderate, pace of U.S. economic improvement and the accompanying stable rates of inflation will have positive ramifications. That's because this combination should allow the Federal Reserve Board to bring its cycle of monetary tightening to a close over the next several months, without undue harm to the durability of the lengthy economic expansion.

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                                                                               3

The Value Line Special Situations Fund, Inc.

--------------------------------------------------------------------------------

FUND EXPENSES:

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 through June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs and will not help you determine the relative cost of owning different funds.

                                                                                         Expenses*
                                                                                        paid during
                                                        Beginning         Ending          period
                                                         account          account         1/1/05
                                                          value            value           thru
                                                         1/1/05           6/30/05         6/30/05
                                                     --------------   --------------   ------------
Actual ...........................................     $ 1,000.00       $ 1,022.70        $ 5.67
Hypothetical (5% return before expenses) .........     $ 1,000.00       $ 1,019.19        $ 5.66

--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.13%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half period.

--------------------------------------------------------------------------------
4

                                    The Value Line Special Situations Fund, Inc.

Portfolio Highlights at June 30, 2005
--------------------------------------------------------------------------------

Ten Largest Holdings

                                                                            Value          Percentage
Issue                                                       Shares     (in thousands)     of Net Assets
--------------------------------------------------------   --------   ----------------   --------------
Sonic Corp. ............................................   84,375          $ 2,576             0.65%
Southwestern Energy Co. ................................   52,000            2,443             0.61
Cognizant Technology Solutions Corp. Class "A" .........   50,000            2,357             0.59
Penn National Gaming, Inc. .............................   64,000            2,336             0.59
Henry Schein, Inc. .....................................   56,000            2,325             0.58
Sears Holdings Corp. ...................................   15,400            2,308             0.58
Landstar System, Inc. ..................................   76,000            2,289             0.57
Cooper Companies, Inc. .................................   33,500            2,039             0.51
TXU Corp. ..............................................   24,000            1,994             0.50
Harman International Industries, Inc. ..................   24,000            1,953             0.49

--------------------------------------------------------------------------------
Asset Allocation -- Percentage of Net Assets

[The following information represents the pie chart in the printed material.]

Sector                        POI %
-----------------------------------
Common Stocks                 91.30
Cash & Other                   8.70

--------------------------------------------------------------------------------
Sector Weightings -- Percentage of Total Investment Securities

[The following information represents the bar chart in the printed material.]

Consumer, Non-Cyclical        24.8%
Consumer, Cyclical            22.4%
Finance                       14.5%
Industrial                    14.5%
Energy                         9.5%
Communications                 4.9%
Technology                     4.1%
Utilities                      2.9%
Basic Materials                2.4%

--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.
Schedule of Investments (unaudited)                                June 30, 2005
--------------------------------------------------------------------------------

                                                                      Value
   Shares                                                         (in thousands)
------------                                                      --------------
COMMON STOCKS (91.3%)
                 ADVERTISING (0.7%)
      28,500     Harte-Hanks, Inc. ............................    $        847
       9,000     Omnicom Group, Inc. ..........................             719
      17,000     R.H. Donnelley Corp.* ........................           1,054
                                                                   ------------
                                                                          2,620
                 AEROSPACE/DEFENSE (1.8%)
      28,000     Armor Holdings, Inc.* ........................           1,109
      16,500     DRS Technologies, Inc. .......................             846
      28,500     Engineered Support
                 Systems, Inc. ................................           1,021
      20,200     Esterline Technologies Corp.* ................             810
      11,000     L-3 Communications
                 Holdings, Inc. ...............................             842
      11,900     Precision Castparts Corp. ....................             927
      19,600     Rockwell Collins, Inc. .......................             935
      25,000     Teledyne Technologies, Inc.* .................             814
                                                                   ------------
                                                                          7,304
                 APPAREL (0.9%)
      19,900     Jos. A. Bank Clothiers, Inc.* ................             862
      30,000     Phillips-Van Heusen Corp. ....................             981
      19,800     Polo Ralph Lauren Corp. ......................             853
      14,000     V.F. Corp. ...................................             801
                                                                   ------------
                                                                          3,497
                 AUTO & TRUCK (0.4%)
      19,000     Oshkosh Truck Corp. ..........................           1,487
                 AUTO PARTS (0.8%)
      19,000     Autoliv, Inc. ................................             832
      15,600     BorgWarner, Inc. .............................             837
       6,000     Eaton Corp. ..................................             359
      20,000     Johnson Controls, Inc. .......................           1,127
                                                                   ------------
                                                                          3,155
                 BANK (2.7%)
      13,100     Banco Itau Holding Financeira
                 S.A. (ADR) ...................................           1,212
      25,000     Bank of Hawaii Corp. .........................           1,269
      14,000     BankcorpSouth, Inc. ..........................             330
      11,000     City National Corp. ..........................             789
      36,000     Colonial BancGroup, Inc. (The) ...............             794

                                                                      Value
   Shares                                                         (in thousands)
------------                                                      --------------
      21,000     Compass Bancshares, Inc. .....................    $        945
      20,000     ICICI Bank Ltd. (ADR) ........................             437
       7,200     M&T Bank Corp. ...............................             757
      22,867     North Fork
                 Bankcorporation, Inc. ........................             642
      22,000     SVB Financial Group* .........................           1,054
      17,000     Webster Financial Corp. ......................             794
      13,000     Wells Fargo & Co. ............................             800
      17,000     Westamerica Bankcorporation ..................             898
                                                                   ------------
                                                                         10,721
                 BANK -- CANADIAN (0.1%)
       9,300     Bank of Montreal .............................             433
                 BANK -- MIDWEST (0.8%)
      22,900     Associated Banc-Corp .........................             771
      15,048     Commerce Bancshares, Inc. ....................             759
      27,000     Huntington Bancshares, Inc. ..................             652
      19,000     Marshall & Ilsley Corp. ......................             844
                                                                   ------------
                                                                          3,026
                 BEVERAGE  --  ALCOHOLIC (0.3%)
     36,000      Constellation Brands, Inc.
                 Class "A"* ...................................           1,062
                 BEVERAGE  --  SOFT DRINK (0.6%)
      13,400     Cadbury Schweppes plc (ADR) ..................             514
      15,000     Hansen National Corp.* .......................           1,271
      15,000     PepsiCo, Inc. ................................             809
                                                                   ------------
                                                                          2,594
                 BIOTECHNOLOGY (0.7%)
      15,000     Genentech, Inc.* .............................           1,204
      18,000     Techne Corp.* ................................             826
      17,800     United Therapeutics Corp.* ...................             858
                                                                   ------------
                                                                          2,888
                 BUILDING MATERIALS (0.7%)
      20,000     Jacobs Engineering Group, Inc.* ..............           1,125
       2,700     NCI Building Systems, Inc.* ..................              89
      24,000     Simpson Manufacturing
                 Company, Inc. ................................             733
      13,800     Washington Group
                 International, Inc.* .........................             705
                                                                   ------------
                                                                          2,652

See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                    The Value Line Special Situations Fund, Inc.

                                                                   June 30, 2005
--------------------------------------------------------------------------------

                                                                      Value
   Shares                                                         (in thousands)
------------                                                      --------------
                 CANADIAN ENERGY (1.0%)
       9,200     Canadian Natural Resources, Inc. .............    $        335
      15,000     Imperial Oil Ltd. ............................           1,250
      28,000     Suncor Energy, Inc. ..........................           1,325
      29,000     Talisman Energy, Inc. ........................           1,089
                                                                   ------------
                                                                          3,999
                 CEMENT & AGGREGATES (0.3%)
       1,300     Eagle Materials, Inc. ........................             120
      17,100     Florida Rock Industries, Inc. ................           1,254
                                                                   ------------
                                                                          1,374
                 CHEMICAL -- BASIC (0.3%)
      13,200     Potash Corp. of
                 Saskatchewan, Inc. ...........................           1,262
                 CHEMICAL --
                 DIVERSIFIED (0.5%)
      13,000     Air Products & Chemicals, Inc. ...............             784
       4,400     Albemarle Corp. ..............................             160
      14,000     Monsanto Co. .................................             880
                                                                   ------------
                                                                          1,824
                 CHEMICAL --
                 SPECIALTY (1.3%)
      29,000     Airgas, Inc. .................................             715
      24,000     Ecolab, Inc. .................................             777
      30,000     Praxair, Inc. ................................           1,398
      18,000     Sherwin-Williams Co. (The) ...................             848
      10,000     Sigma-Aldrich Corp. ..........................             560
      36,800     Syngenta AG (ADR)* ...........................             750
                                                                   ------------
                                                                          5,048
                 COAL (0.9%)
      17,600     Consol Energy, Inc. ..........................             943
      34,500     Joy Global, Inc. .............................           1,159
      26,600     Peabody Energy Corp. .........................           1,384
                                                                   ------------
                                                                          3,486
                 COMPUTER &
                 PERIPHERALS (0.7%)
      24,000     Dell, Inc.* ..................................             948
      22,000     MICROS Systems, Inc.* ........................             984
      22,000     NCR Corp.* ...................................             773
                                                                   ------------
                                                                          2,705

                                                                      Value
   Shares                                                         (in thousands)
------------                                                      --------------
                 COMPUTER SOFTWARE &
                 SERVICES (2.3%)
      30,000     ANSYS, Inc.* .................................    $      1,065
      18,300     Anteon International Corp.* ..................             835
      38,000     Autodesk, Inc. ...............................           1,306
      50,000     Cognizant Technology Solutions
                 Corp. Class "A"* .............................           2,357
       9,000     Cognos, Inc.* ................................             307
       4,000     Hyperion Solutions Corp.* ....................             161
      14,200     Infosys Technologies Ltd. (ADR) ..............           1,100
      29,000     Intergraph Corp.* ............................             999
      25,000     SRA International, Inc. ......................
                 Class "A"* ...................................             868
                                                                   ------------
                                                                          8,998
                 DIVERSIFIED COMPANIES (2.4%)
      30,000     American Standard
                 Companies, Inc. ..............................           1,258
      22,000     Ametek, Inc. .................................             921
      21,400     Chemed Corp. .................................             875
      15,800     Danaher Corp. ................................             827
      12,000     ESCO Technologies, Inc.* .....................           1,210
       9,600     Fortune Brands, Inc. .........................             852
      17,500     Griffon Corp.* ...............................             388
       8,600     ITT Industries, Inc. .........................             840
      20,000     Pentair, Inc. ................................             856
      11,500     Textron, Inc. ................................             872
      15,000     United Technologies Corp. ....................             770
                                                                   ------------
                                                                          9,669
                 DRUG (1.6%)
      26,000     Celgene Corp.* ...............................           1,060
      18,400     Covance, Inc.* ...............................             826
      12,700     Genzyme Corp.* ...............................             763
      21,000     Gilead Sciences, Inc. * ......................             924
      27,000     Immucor, Inc.* ...............................             782
      16,000     Pharmaceutical Product
                 Development, Inc.* ...........................             750
      40,000     Teva Pharmaceutical Industries
                 Ltd. (ADR) ...................................           1,246
                                                                   ------------
                                                                          6,351
See Notes to Financial Statements.
--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.
Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

                                                                      Value
   Shares                                                         (in thousands)
------------                                                      --------------
                 E-COMMERCE (0.2%)
      16,500     Websense, Inc.* ..............................    $        793
                 EDUCATIONAL SERVICES (0.2%)
      27,000     Education Management Corp.* ..................             911
                 ELECTRIC UTILITY --
                 CENTRAL (0.8%)
      12,000     Entergy Corp. ................................             907
      24,000     TXU Corp. ....................................           1,994
       4,700     WPS Resources Corp. ..........................             264
                                                                   ------------
                                                                          3,165
                 ELECTRIC UTILITY -- EAST (0.5%)
      15,000     Constellation Energy Group ...................             865
      18,000     Exelon Corp. .................................             924
       4,000     SCANA Corp. ..................................             171
                                                                   ------------
                                                                          1,960
                 ELECTRIC UTILITY -- WEST (0.2%)
      18,500     Sempra Energy ................................             764
                 ELECTRICAL EQUIPMENT (2.0%)
      60,000     Corning, Inc.* ...............................             997
      48,000     FLIR Systems, Inc.* ..........................           1,432
      24,000     Harman International
                 Industries, Inc. .............................           1,953
      22,000     Rockwell Automation, Inc. ....................           1,072
      16,000     Thomas & Betts Corp.* ........................             452
      31,500     Trimble Navigation Ltd.* .....................           1,228
      27,700     WESCO International, Inc.* ...................             869
                                                                   ------------
                                                                          8,003
                 ELECTRONICS (0.3%)
      20,400     Amphenol Corp. Class "A" .....................             819
      20,000     Paxar Corp.* .................................             355
                                                                   ------------
                                                                          1,174
                 ENTERTAINMENT
                 TECHNOLOGY (0.3%)
     38,000      Scientific Games Corp.
                 Class "A"* ...................................           1,023
                 ENVIRONMENTAL (0.4%)
      22,000     Republic Services, Inc. ......................             792
      22,000     Waste Connections, Inc.* .....................             820
                                                                   ------------
                                                                          1,612

                                                                      Value
   Shares                                                         (in thousands)
------------                                                      --------------
                 FINANCIAL SERVICES --
                 DIVERSIFIED (2.5%)
      12,000     Affiliated Managers Group, Inc.* .............    $        820
      10,700     BlackRock, Inc. Class "A" ....................             861
      21,000     Brown & Brown, Inc. ..........................             944
      19,000     CIT Group, Inc. ..............................             816
      11,400     Commerce Group, Inc. .........................             708
      14,100     Global Payments, Inc. ........................             956
      18,300     HDFC Bank Ltd. (ADR) .........................             851
      20,000     IndyMac Bancorp, Inc. ........................             815
      21,000     ProAssurance Corp.* ..........................             877
       3,900     Student Loan Corp. (The) .....................             857
       1,300     White Mountains Insurance
                 Group Ltd. ...................................             820
      12,000     Wintrust Financial Corp. .....................             628
                                                                   ------------
                                                                          9,953
                 FOOD PROCESSING (1.6%)
      16,000     Bunge Ltd. ...................................           1,014
      24,000     Dean Foods Co.* ..............................             846
      25,000     Flowers Foods, Inc. ..........................             884
      14,000     Hershey Foods Corp. ..........................             869
       9,200     Smucker (J.M.) Co. (The) .....................             432
       4,800     TreeHouse Foods, Inc.* .......................             137
      41,000     United Natural Foods, Inc.* ..................           1,245
      11,000     Wm. Wrigley Jr. Co.* .........................             757
                                                                   ------------
                                                                          6,184
                 FOOD WHOLESALERS (0.1%)
      17,000     Sysco Corp. ..................................             615
                 FURNITURE/HOME
                 FURNISHINGS (0.4%)
      17,000     HNI Corp. ....................................             870
       7,000     Mohawk Industries, Inc.* .....................             578
                                                                   ------------
                                                                          1,448
                 GROCERY (0.2%)
       8,200     Whole Foods Market, Inc. .....................             970
                 HOME APPLIANCE (0.6%)
      10,000     Black & Decker Corp. .........................             899
      40,000     Toro Co. (The) ...............................           1,544
                                                                   ------------
                                                                          2,443
See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                    The Value Line Special Situations Fund, Inc.
                                                                   June 30, 2005
--------------------------------------------------------------------------------

                                                                      Value
   Shares                                                         (in thousands)
------------                                                      --------------
                 HOMEBUILDING (0.5%)
      12,800     Forest City Enterprises, Inc. ................
                 Class "A" ....................................    $        909
      13,500     St. Joe Co. (The) ............................           1,101
                                                                   ------------
                                                                          2,010
                 HOTEL/GAMING (2.9%)
      25,000     Boyd Gaming Corp. ............................           1,278
      18,000     Choice Hotels International, Inc. ............           1,183
      19,200     Gaylord Entertainment Co.* ...................             893
      12,000     Harrah's Entertainment, Inc. .................             865
      12,700     Kerzner International Ltd.* ..................             723
      28,000     MGM MIRAGE* ..................................           1,108
      64,000     Penn National Gaming, Inc.* ..................           2,336
      13,000     Starwood Hotels & Resorts
                 Worldwide, Inc. ..............................             761
      23,000     Station Casinos, Inc. ........................           1,527
      25,000     WMS Industries, Inc.* ........................             844
                                                                   ------------
                                                                         11,518
                 HOUSEHOLD PRODUCTS (1.1%)
      23,900     Church & Dwight Company, Inc. ................             865
      22,000     Energizer Holdings, Inc.* ....................           1,368
      11,000     Scotts Miracle-Gro Co. (The)
                 Class "A"* ...................................             783
      20,400     Spectrum Brands, Inc.* .......................             673
      24,000     Yankee Candle Company, Inc. ..................
                 (The) ........................................             770
                                                                   ------------
                                                                          4,459
                 HUMAN RESOURCES (0.1%)
      10,000     Resources Connection, Inc.* ..................             232
                 INDUSTRIAL SERVICES (0.7%)
      36,250     Aaron Rents, Inc. ............................             902
      15,000     C.H. Robinson Worldwide, Inc. ................             873
      17,000     Expeditors International of
                 Washington, Inc. .............................             847
       4,800     Navigant Consulting Co.* .....................              85
                                                                   ------------
                                                                          2,707

                                                                      Value
   Shares                                                         (in thousands)
------------                                                      --------------
                 INFORMATION SERVICES (1.2%)
       7,000     Arbitron, Inc. ...............................    $        300
      11,700     Corporate Executive Board
                 Co. (The) ....................................             916
      13,000     Dun & Bradstreet Corp. (The)* ................             801
      24,000     Equifax, Inc. ................................             857
      11,800     Getty Images, Inc.* ..........................             876
      20,000     Moody's Corp. ................................             899
                                                                   ------------
                                                                          4,649
                 INSURANCE -- LIFE (1.1%)
      20,000     AFLAC, Inc. ..................................             866
      17,400     Delphi Financial Group, Inc. .................
                 Class "A" ....................................             768
      17,000     Manulife Financial Corp. .....................             813
      19,000     MetLife, Inc. ................................             854
      14,000     Prudential Financial, Inc. ...................             919
       4,000     Reinsurance Group of
                 American, Inc. ...............................             186
                                                                   ------------
                                                                          4,406
                 INSURANCE -- PROPERTY/
                 CASUALTY (2.4%)
      15,000     Allstate Corp. (The) .........................             896
      25,000     Assurant, Inc. ...............................             903
      37,125     Berkley (W.R.) Corp. .........................           1,325
       7,000     Everest Re Group Ltd. ........................             651
      29,700     Fidelity National Financial, Inc. ............           1,060
      22,500     HCC Insurance Holdings, Inc. .................             852
       2,300     Markel Corp.* ................................             780
      13,200     Mercury General Corp. ........................             720
      25,000     Old Republic International Corp. .............             632
      18,000     RLI Corp. ....................................             803
      15,700     Zenith National Insurance Corp. ..............           1,065
                                                                   ------------
                                                                          9,687
                 INTERNET (0.5%)
      11,000     F5 Networks, Inc.* ...........................             520
       5,000     Google, Inc. Class "A"* ......................           1,471
       6,000     VeriSign, Inc.* ..............................             173
                                                                   ------------
                                                                          2,164
See Notes to Financial Statements.
--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.
Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

                                                                      Value
   Shares                                                         (in thousands)
------------                                                      --------------
                 MACHINERY (1.4%)
      20,000     Actuant Corp. Class "A"* .....................    $        959
       9,000     Caterpillar, Inc. ............................             858
      14,000     Donaldson Company, Inc. ......................             425
      28,125     Graco, Inc. ..................................             958
      19,900     IDEX Corp. ...................................             768
         600     JLG Industries, Inc. .........................              16
      20,600     MSC Industrial Direct Company,
                 Inc. Class "A" ...............................             695
      13,000     Roper Industries, Inc. .......................             928
                                                                   ------------
                                                                          5,607
                 MANUFACTURED HOUSING/
                 RECREATIONAL VEHICLE (0.1%)
      10,200     Winnebago Industries, Inc. ...................             334
                 MEDICAL SERVICES (5.5%)
      14,000     Aetna, Inc. ..................................           1,159
      23,000     Amedisys, Inc.* ..............................             846
      23,000     American Healthways, Inc.* ...................             972
      40,000     Centene Corp.* ...............................           1,343
       8,000     CIGNA Corp. ..................................             856
      23,000     Community Health Systems, Inc.* ..............             869
      13,800     Coventry Health Care, Inc.* ..................             976
      24,000     DaVita, Inc.* ................................           1,092
      23,000     Humana, Inc.* ................................             914
          16     Lumenis Ltd.* ................................               0
       9,000     Manor Care, Inc. .............................             358
      12,700     PacifiCare Health Systems, Inc.* .............             907
      21,200     Psychiatric Solutions, Inc.* .................           1,033
      16,000     Quest Diagnostics, Inc. ......................             852
      24,000     Renal Care Group, Inc.* ......................           1,106
       7,100     SFBC International, Inc.* ....................             274
      18,000     Sierra Health Services, Inc.* ................           1,286
      16,000     Triad Hospitals, Inc.* .......................             874
      18,900     United Surgical Partners
                 International, Inc.* .........................             984
      27,880     UnitedHealth Group, Inc. .....................           1,454
      14,000     Universal Health Services, Inc. ..............
                 Class "B" ....................................             871
      34,400     VCA Antech, Inc.* ............................             834
      14,700     WellChoice, Inc.* ............................           1,021
      16,000     WellPoint, Inc.* .............................           1,114
                                                                   ------------
                                                                         21,995

                                                                      Value
   Shares                                                         (in thousands)
------------                                                      --------------
                 MEDICAL SUPPLIES (8.2%)
      28,500     Advanced Medical Optics, Inc.* ...............    $      1,133
       9,000     Alcon, Inc. ..................................             984
      25,000     ArthroCare Corp.* ............................             874
      16,000     Bard (C.R.), Inc. ............................           1,064
      13,000     Becton, Dickinson & Co. ......................             682
      20,750     Biomet, Inc. .................................             719
      15,700     Charles River Laboratories
                 International, Inc.* .........................             758
      33,500     Cooper Companies, Inc. .......................           2,039
      23,600     Cytyc Corp.* .................................             521
      23,000     Dade Behring Holdings, Inc. ..................           1,495
      18,500     DENTSPLY International, Inc. .................             999
      18,500     Edwards Lifesciences Corp.* ..................             796
      19,000     Fisher Scientific
                 International, Inc.* .........................           1,233
      19,000     Haemonetics Corp.* ...........................             772
      56,000     Henry Schein, Inc.* ..........................           2,325
      20,800     Hologic, Inc.* ...............................             827
      20,500     Hospira, Inc.* ...............................             800
      12,000     IDEXX Laboratories, Inc.* ....................             748
      24,000     Intuitive Surgical, Inc.* ....................           1,119
      13,000     Johnson & Johnson ............................             845
      11,200     Kinetic Concepts, Inc.* ......................             672
      24,400     LCA-Vision, Inc. .............................           1,182
      27,000     Owens & Minor, Inc. ..........................             873
      30,000     Palomar Medical
                 Technologies, Inc.* ..........................             718
      23,000     Patterson Companies, Inc.* ...................           1,037
      23,000     PolyMedica Corp. .............................             820
      13,000     ResMed, Inc.* ................................             858
      34,000     Respironics, Inc.* ...........................           1,228
      28,000     St. Jude Medical, Inc.* ......................           1,221
      22,700     Sybron Dental Specialties, Inc.* .............             854
      20,000     Varian Medical Systems, Inc.* ................             747
      20,000     Ventana Medical Systems, Inc.* ...............             805
      13,000     Zimmer Holdings, Inc.* .......................             990
                                                                   ------------
                                                                         32,738
                 METAL FABRICATING (0.4%)
      36,600     Chicago Bridge & Iron
                 Company N.V ..................................             837
      13,500     Harsco Corp. .................................             736
                                                                   ------------
                                                                          1,573
See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                    The Value Line Special Situations Fund, Inc.
                                                                   June 30, 2005
--------------------------------------------------------------------------------

                                                                      Value
   Shares                                                         (in thousands)
------------                                                      --------------
                 NATURAL GAS --
                 DISTRIBUTION (0.7%)
      23,000     AGL Resources, Inc. ..........................    $        889
      32,000     Southern Union Co.* ..........................             786
      38,000     UGI Corp. ....................................           1,060
                                                                   ------------
                                                                          2,735
                 NATURAL GAS --
                 DIVERSIFIED (2.2%)
      32,000     Energen Corp. ................................           1,122
      15,000     Equitable Resources, Inc. ....................           1,020
      10,400     Kinder Morgan, Inc. ..........................             865
      17,000     Questar Corp. ................................           1,120
      52,000     Southwestern Energy Co.* .....................           2,443
      19,000     Western Gas Resources, Inc. ..................             663
      42,776     XTO Energy, Inc. .............................           1,454
                                                                   ------------
                                                                          8,687
                 NEWSPAPER (0.5%)
      16,000     E.W. Scripps Co. (The)
                 Class "A" ....................................             781
      16,500     Lee Enterprises, Inc. ........................             661
      10,700     McClatchy Co. Class "A" ......................             700
                                                                   ------------
                                                                          2,142
                 OFFICE EQUIPMENT &
                 SUPPLIES (0.2%)
      45,000     Staples, Inc. ................................             959
                 OILFIELD SERVICES/
                 EQUIPMENT (0.5%)
      19,000     Cal Dive International, Inc.* ................             995
      22,000     FMC Technologies, Inc.* ......................             703
       4,000     Hydril* ......................................             217
                                                                   ------------
                                                                          1,915
                 PACKAGING & CONTAINER (0.9%)
       4,000     AptarGroup, Inc. .............................             203
      24,000     Ball Corp. ...................................             863
      34,000     CLARCOR, Inc. ................................             995
      28,800     Jarden Corp.* ................................           1,553
                                                                   ------------
                                                                          3,614

                                                                      Value
   Shares                                                         (in thousands)
------------                                                      --------------
                 PETROLEUM --
                 INTEGRATED (2.2%)
      17,000     ConocoPhillips ...............................    $        977
      30,500     Denbury Resources, Inc.* .....................           1,213
      23,400     Frontier Oil Corp. ...........................             687
      22,000     Murphy Oil Corp. .............................           1,149
      18,500     Premcor, Inc. ................................           1,372
      37,000     Sasol (ADR) ..................................             998
       8,000     Sunoco, Inc. .................................             909
      16,000     Tesoro Corp. .................................             744
      11,000     Valero Energy Corp. ..........................             870
                                                                   ------------
                                                                          8,919
                 PETROLEUM -- PRODUCING (2.8%)
      16,800     Apache Corp. .................................           1,085
      18,000     Burlington Resources, Inc. ...................             994
      50,000     Chesapeake Energy Corp. ......................           1,140
      20,200     Cimarex Energy Co.* ..........................             786
       6,000     Comstock Resources, Inc.* ....................             152
      24,800     Enbridge, Inc. ...............................             707
      24,000     Precision Drilling Corp.* ....................             948
      44,000     Range Resources Corp. ........................           1,184
      15,500     Tenaris S.A. (ADR) ...........................           1,213
      49,000     Ultra Petroleum Corp.* .......................           1,488
      29,000     Unit Corp.* ..................................           1,276
                                                                   ------------
                                                                         10,973
                 PHARMACY SERVICES (1.4%)
      40,000     Caremark Rx, Inc.* ...........................           1,781
      28,000     CVS Corp. ....................................             814
      20,000     Express Scripts, Inc.* .......................           1,000
      18,000     Medco Health Solutions, Inc.* ................             960
      20,000     Walgreen Co. .................................             920
                                                                   ------------
                                                                          5,475
                 PUBLISHING (0.6%)
      16,700     Banta Corp. ..................................             758
      25,200     Donnelley (R.R.) & Sons Co. ..................             870
      14,000     McGraw-Hill
                 Companies, Inc. (The) ........................             620
       6,200     Meredith Corp. ...............................             304
                                                                   ------------
                                                                          2,552
See Notes to Financial Statements.
--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.
Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

                                                                      Value
   Shares                                                         (in thousands)
------------                                                      --------------
                 R.E.I.T. (1.1%)
       3,000     American Home Mortgage
                 Investment Corp. .............................    $        105
      30,000     Brookfield Properties Corp. ..................             864
       2,300     Essex Property Trust, Inc. ...................             191
      20,000     General Growth Properties, Inc. ..............             822
      14,500     Pan Pacific Retail Properties, Inc. ..........             963
      17,000     Pennsylvania Real Estate
                 Investment Trust .............................             808
      21,000     ProLogis .....................................             845
                                                                   ------------
                                                                          4,598
                 RAILROAD (0.5%)
      17,000     Burlington Northern
                 Sante Fe Corp. ...............................             800
       9,450     Canadian National Railway Co. ................             545
      15,000     Genesee & Wyoming, Inc. ......................
                 Class "A"* ...................................             408
      19,000     Kansas City Southern* ........................             383
                                                                   ------------
                                                                          2,136
                 RECREATION (1.0%)
      16,000     Royal Caribbean Cruises Ltd. .................             774
      45,000     SCP Pool Corp. ...............................           1,579
      56,250     Shuffle Master, Inc.* ........................           1,577
                                                                   ------------
                                                                          3,930
                 RESTAURANT (2.8%)
      33,750     Applebee's International, Inc. ...............             894
      24,000     Cheesecake Factory, Inc. (The)* ..............             834
      50,000     CKE Restaurants, Inc. ........................             696
      27,000     Darden Restaurants, Inc. .....................             890
      19,000     Jack in the Box, Inc.* .......................             720
      14,500     P.F. Chang's China Bistro, Inc.* .............             855
      16,500     Panera Bread Co. Class "A"* ..................           1,024
      28,500     RARE Hospitality
                 International, Inc.* .........................             868
      84,375     Sonic Corp.* .................................           2,576
      18,000     Wendy's International, Inc. ..................             858
      19,000     Yum! Brands, Inc. ............................             990
                                                                   ------------
                                                                         11,205

                                                                      Value
   Shares                                                         (in thousands)
------------                                                      --------------
                 RETAIL AUTOMOTIVE (0.5%)
      16,600     Advance Auto Parts, Inc.* ....................    $      1,072
      33,600     O'Reilly Automotive, Inc.* ...................           1,002
                                                                   ------------
                                                                          2,074
                 RETAIL BUILDING SUPPLY (0.9%)
      14,000     Fastenal Co. .................................             858
      25,000     Hughes Supply, Inc. ..........................             703
      19,000     Lowe's Companies, Inc. .......................           1,106
      19,200     Tractor Supply Co.* ..........................             943
                                                                   ------------
                                                                          3,610
                 RETAIL STORE (1.4%)
      11,200     Neiman Marcus Group, Inc. (The)
                 Class "A" ....................................           1,086
      16,500     Nordstrom, Inc. ..............................           1,122
      20,000     J. C. Penney Company, Inc. ...................           1,052
      15,400     Sears Holdings Corp.* ........................           2,308
                                                                   ------------
                                                                          5,568
                 RETAIL -- SPECIAL LINES (5.0%)
      12,500     Abercrombie & Fitch Co. ......................
                 "Class A" ....................................             859
      27,500     Aeropostale, Inc.* ...........................             924
      35,000     American Eagle Outfitters, Inc. ..............           1,073
      20,400     Barnes & Noble, Inc.* ........................             792
      37,500     bebe stores, Inc. ............................             993
      21,000     Bed Bath & Beyond, Inc.* .....................             877
      48,000     Chico's FAS, Inc.* ...........................           1,645
      50,000     Coach, Inc.* .................................           1,679
      43,500     Coldwater Creek, Inc.* .......................           1,084
      22,500     Dick's Sporting Goods, Inc.* .................             868
      39,200     Finish Line, Inc. Class "A" ..................             742
      25,000     Guitar Center, Inc.* .........................           1,459
      30,000     Men's Wearhouse, Inc. (The)* .................           1,033
      23,000     Michaels Stores, Inc. ........................             952
      14,500     PETCO Animal Supplies, Inc.* .................             425
      58,000     Quiksilver, Inc.* ............................             927
      28,000     Ross Stores, Inc. ............................             809
      28,000     TJX Companies, Inc. (The) ....................             682
      24,000     Urban Outfitters, Inc.* ......................           1,361
      24,600     Zale Corp.* ..................................             780
                                                                   ------------
                                                                         19,964
See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                    The Value Line Special Situations Fund, Inc.
                                                                   June 30, 2005
--------------------------------------------------------------------------------

                                                                      Value
   Shares                                                         (in thousands)
------------                                                      --------------
                 SECURITIES BROKERAGE (0.5%)
       8,000     Bear Stearns Companies, Inc. .................    $        832
      11,300     Legg Mason, Inc. .............................           1,176
                                                                   ------------
                                                                          2,008
                 SEMICONDUCTOR (0.4%)
      43,000     Motorola, Inc. ...............................             785
      19,000     Tessera Technologies, Inc.* ..................             635
                                                                   ------------
                                                                          1,420
                 SHOE (1.1%)
      30,200     Genesco, Inc.* ...............................           1,120
      25,000     K-Swiss, Inc. Class "A" ......................             809
       9,000     NIKE, Inc. Class "B" .........................             779
      25,000     Timberland Co. (The) Class "A"* ..............             968
      35,000     Wolverine World Wide, Inc. ...................             840
                                                                   ------------
                                                                          4,516
                 STEEL -- GENERAL (0.1%)
       9,000     IPSCO, Inc. ..................................             393
                 TELECOMMUNICATON
                 SERVICES (1.0%)
      25,500     AO VimpelCom (ADR)* ..........................             868
      29,000     Mobile TeleSystems (ADR)* ....................             976
      19,500     NII Holdings, Inc.* ..........................           1,247
      11,000     NTL, Inc.* ...................................             753
                                                                   ------------
                                                                          3,844
                 TELECOMMUNICATIONS
                 EQUIPMENT (0.4%)
      24,000     Comtech Telecommunications
                 Corp.* .......................................             783
      25,400     Marvell Technology Group Ltd.* ...............             966
                                                                   ------------
                                                                          1,749
                 THRIFT (1.5%)
      39,000     BankAtlantic Bancorp, Inc. ...................
                 Class "A" ....................................             739
      13,000     Brookline Bancorp, Inc. ......................             211
      13,000     FirstFed Financial Corp.* ....................             775
      22,000     Golden West Financial Corp. ..................           1,416
      89,768     Hudson City Bancorp, Inc. ....................           1,024
       3,000     Independence Community
                 Bank Corp. ...................................             111
      33,880     Washington Federal, Inc. .....................             797
      17,000     Westcorp .....................................             891
                                                                   ------------
                                                                          5,964

                                                                      Value
   Shares                                                         (in thousands)
------------                                                      --------------
                 TIRE & RUBBER (0.2%)
      11,500     Carlisle Companies, Inc. .....................    $        789
                 TRUCKING/TRANSPORTATION
                 LEASING (2.0%)
      14,500     CNF, Inc. ....................................             651
      13,500     Forward Air Corp. ............................             382
      32,500     Heartland Express, Inc. ......................             631
      42,000     Hunt (J.B.) Transport
                 Services, Inc. ...............................             811
      29,800     Knight Transportation, Inc. ..................             725
      35,400     Laidlaw International, Inc.* .................             853
      76,000     Landstar System, Inc.* .......................           2,289
      36,650     Werner Enterprises, Inc. .....................             720
      21,000     Yellow Roadway Corp.* ........................           1,067
                                                                   ------------
                                                                          8,129
                 WATER UTILITY (0.2%)
      31,000     Aqua America, Inc. ...........................             922
                 WIRELESS NETWORKING (0.5%)
      86,000     Alamosa Holdings, Inc.* ......................           1,195
      10,000     SpectraSite, Inc.* ...........................             744
                                                                   ------------
                                                                          1,939
                 TOTAL COMMON STOCKS
                 AND TOTAL INVESTMENT
                 SECURITIES (91.3%)
                 (Cost $245,080,000) ..........................    $    363,981
                                                                   ------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.
Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

                                                                       Value
  Principal                                                        (in thousands
  Amount                                                            except per
(in thousands)                                                     share amount)
--------------                                                     -------------
REPURCHASE AGREEMENTS (8.2%)
  (including accrued interest
$     17,100     Collaterized by $13,789,000
                 U.S. Treasury Bonds 6.125%,
                 due 11/15/27, with a value
                 of $17,618,000 (with UBS
                 Warburg, LLC, 2.75%, dated
                 06/30/05, due 07/01/05,
                 delivery value $17,101,000) ..................    $     17,101
      15,500     Collaterized by $14,925,000
                 U.S. Treasury Notes 5.625%,
                 due 05/15/08, with a value
                 of $15,888,000 (with Morgan
                 Stanley, 2.80%, dated 06/30/05,
                 due 07/01/05, delivery value
                 $15,501,000) .................................          15,501
                                                                   ------------
                 TOTAL REPURCHASE
                 AGREEMENTS
                 (Cost $32,602,000) ...........................          32,602
                                                                   ------------
CASH AND OTHER ASSETS IN
EXCESS OF LIABILITIES (0.5%) ..................................           1,895
                                                                   ------------
NET ASSETS (100.0%) ...........................................    $    398,478
                                                                   ============
NET ASSET VALUE, OFFERING
AND REDEMPTION PRICE PER
OUTSTANDING SHARE
($398,478,070 [divided by] 16,083,306
shares outstanding) ...........................................    $      24.78
                                                                   ============

(ADR) -- American Depository Receipts

* Non-income producing.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
14

                                    The Value Line Special Situations Fund, Inc.

Statement of Assets and Liabilities
at June 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                 (In thousands
                                                                except per share
                                                                     amount)
                                                                   ------------
Assets:
Investment securities, at value
   (Cost -- $245,080) .........................................    $    363,981
Repurchase agreements
   (Cost -- $32,602) ..........................................          32,602
Cash ..........................................................              55
Receivable for securities sold ................................           1,991
Receivable for capital shares sold ............................             646
Dividends receivable ..........................................             187
Prepaid expenses ..............................................              44
                                                                   ------------
     Total Assets .............................................         399,506
                                                                   ------------
Liabilities:
Payable for securities purchased ..............................             178
Payable for capital shares repurchased ........................             442
Accrued expenses:
   Advisory fee ...............................................             244
   Service and distribution plan fees payable .................              81
   Other ......................................................              83
                                                                   ------------
     Total Liabilities ........................................           1,028
                                                                   ------------
Net Assets ....................................................    $    398,478
                                                                   ------------
Net assets consist of:
Capital stock, at $1.00 par value
   (authorized 50,000,000, outstanding
   16,083,306 shares) .........................................    $     16,083
Additional paid-in capital ....................................         243,205
Accumulated net investment loss ...............................            (151)
Undistributed net realized gain
   on investments .............................................          20,440
Net unrealized appreciation of investments ....................         118,901
                                                                   ------------
Net Assets ....................................................    $    398,478
                                                                   ------------
Net Asset Value, Offering and
   Redemption Price per Outstanding
   Share ($398,478,070 [divided by] 16,083,306
   shares outstanding) ........................................    $      24.78
                                                                   ------------

Statement of Operations
for the Six Months Ended June
30, 2005 (unaudited)
--------------------------------------------------------------------------------
                                                                  (In thousands)
                                                                   ------------
Investment Income:
Dividends (Net of foreign withholding
   taxes of $20) ..............................................    $      1,727
Interest ......................................................             271
                                                                   ------------
   Total Income ...............................................           1,998
                                                                   ------------
Expenses:
Advisory fee ..................................................           1,425
Service and distribution plan fees ............................             475
Transfer agent ................................................              72
Custodian fees ................................................              44
Auditing and legal fees .......................................              33
Printing ......................................................              23
Postage .......................................................              23
Insurance .....................................................              17
Registration fees .............................................              14
Directors' fees and expenses ..................................              12
Telephone .....................................................              12
Other .........................................................               2
                                                                   ------------
   Total Expenses Before Custody Credits ......................           2,152
   Less: Custody Credits ......................................              (1)
                                                                   ------------
   Net Expenses ...............................................           2,151
                                                                   ------------
Net Investment Loss ...........................................            (153)
                                                                   ------------
Net Realized and Unrealized Gain
   on Investments:
   Net Realized Gain ..........................................          13,819
   Change in Net Unrealized
     Appreciation/(Depreciation) ..............................          (4,898)
                                                                   ------------
Net Realized Gain and Change in
   Net Unrealied Appreciation/
   (Depreciation) on Investments ..............................           8,921
                                                                   ------------
Net Increase in Net Assets
   from Operations ............................................    $      8,768
                                                                   ------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.
Statement of Changes in Net Assets for the
Six Months Ended June 30, 2005 (unaudited) and for the Year Ended December 31, 2004
--------------------------------------------------------------------------------

                                                                              Six Months Ended     Year Ended
                                                                               June 30, 2005      December 31,
                                                                                (unaudited)           2004
                                                                             -----------------   -------------
                                                                                        (In thousands)
Operations:
 Net investment loss .....................................................       $    (153)        $  (1,048)
 Net realized gain on investments ........................................          13,819            28,332
 Change in net unrealized appreciation/(depreciation) ....................          (4,898)           31,429
                                                                                 ---------         ---------
 Net increase in net assets from operations ..............................           8,768            58,713
                                                                                 ---------         ---------
Distributions to Shareholders:
 Net realized gain from investment transactions ..........................              --            (6,829)
                                                                                 ---------         ---------
Capital Share Transactions:
 Proceeds from sale of shares ............................................          41,010            68,721
 Net proceeds from reinvestment of distributions to shareholders .........              --             6,513
 Cost of shares repurchased ..............................................         (35,330)          (52,913)
                                                                                 ---------         ---------
 Net increase from capital share transactions ............................           5,680            22,321
                                                                                 ---------         ---------
Total Increase in Net Assets .............................................          14,448            74,205
Net Assets:
 Beginning of period .....................................................         384,030           309,825
                                                                                 ---------         ---------
 End of period ...........................................................       $ 398,478         $ 384,030
                                                                                 ---------         ---------
Undistributed net investment income/(loss), at end of period .............       $    (151)        $       2
                                                                                 ---------         ---------

See Notes to Financial Statements.
--------------------------------------------------------------------------------
16

                                    The Value Line Special Situations Fund, Inc.

Notes to Financial Statements (unaudited)                          June 30, 2005
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Value Line Special Situations Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in a broadly diversified list of "special situations."

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation. Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith.

In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Dividends received in excess of income are recorded as a reduction of cost of investments and/or realized gain on Real Estate Investment Trusts (REITs).

--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

(E) Representations and Indemnifications. In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Capital Share Transactions, and Distributions to Shareholders

Transactions in capital stock were as follows (in thousands except per share amounts):

                               Six Months
                                  Ended        Year Ended
                              June 30, 2005   December 31,
                               (unaudited)        2004
                             --------------- -------------
Shares sold ...................  1,715           3,105
Shares issued to shareholders
   in reinvestment
   of distributions ...........     --             274
                                 -----           -----
                                 1,715           3,379
                                 -----           -----
Shares repurchased ............ (1,479)         (2,397)
                                ------          ------
Net increase ..................    236             982
                                ------          ------
Distributions per share from
   net realized gains ......... $   --          $ .4397
                                ------          -------

3. Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                Six Months Ended
                                 June 30, 2005
                                  (unaudited)
                               -----------------
                                 (in thousands)
Purchases:
   Investment Securities ......... $106,061
                                   --------
Sales
   Investment Securities ......... $106,480
                                   --------

4. Income Taxes (unaudited)

At June 30, 2005, information on the tax components of capital is as follows:

                                               (in thousands)
Cost of investments for tax purposes .........    $277,682
                                                  --------
Gross tax unrealized appreciation ............    $120,752
Gross tax unrealized depreciation ............      (1,851)
                                                  --------
Net tax unrealized appreciation
   on investments ............................    $118,901
                                                  --------

5. Investment Advisory Contract, Management Fees, and Transactions With
   Affiliates

An advisory fee of $1,424,921 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the six months ended June 30, 2005. This was computed at the rate of 3/4 of 1% of the average daily net assets during the year and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended June 30, 2005, fees amounting to $474,974 were paid or payable to the Distributor under this Plan.

--------------------------------------------------------------------------------
18

                                    The Value Line Special Situations Fund, Inc.
                                                                   June 30, 2005
--------------------------------------------------------------------------------

Certain officers and directors of the Adviser and its wholly owned subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and directors of the Fund.

For the six months ended June 30, 2005, the Fund's expenses were reduced by $1,387 under a custody credit agreement with the Custodian.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan owned 170,503 shares of the Fund's capital stock, representing 1.06% of the outstanding shares at June 30, 2005. In addition certain officers and directors of the Fund owned 5,109 shares of the Fund, representing .03% of the outstanding shares.

--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.
Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                             Six Months
                                                Ended                            Years Ended December 31,
                                            June 30, 2005   ------------------------------------------------------------------
                                             (unaudited)       2004          2003          2002          2001          2000
                                              ----------    ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period ......   $    24.23    $    20.84    $    16.08    $    18.95    $    23.55    $    27.09
                                              ----------    ----------    ----------    ----------    ----------    ----------
Income (loss) from Investment Operations:
 Net investment loss ......................         (.01)         (.06)         (.04)         (.05)         (.09)         (.19)
 Net gains or losses on securities
   (both realized and unrealized) .........          .56          3.89          4.80         (2.82)        (4.07)        (1.64)
                                              ----------    ----------    ----------    ----------    ----------    ----------
 Total income from investment operations ..          .55          3.83          4.76         (2.87)        (4.16)        (1.83)
                                              ----------    ----------    ----------    ----------    ----------    ----------
Less distributions:
 Distributions from net realized gains ....           --          (.44)           --            --          (.44)        (1.71)
                                              ----------    ----------    ----------    ----------    ----------    ----------
Net asset value, end of period ............   $    24.78    $    24.23    $    20.84    $    16.08    $    18.95    $    23.55
                                              ----------    ----------    ----------    ----------    ----------    ----------
Total return ..............................         2.27%+       18.42%        29.60%       (15.15)%      (17.65)%       (6.78)%
                                              ----------    ----------    ----------    ----------    ----------    ----------
Ratios/Supplemental Data:
Net assets, end of period (in thousands) ..   $  398,470    $  384,030    $  309,825    $  242,394    $  261,829    $  388,264
Ratio of expenses to average net assets(1)          1.13%*        1.15%         1.18%         1.20%         1.14%         1.01%
Ratio of net investment loss to average
 net assets ...............................        (0.08)%*      (0.31)%       (0.21)%       (0.31)%       (0.39)%       (0.68)%
Portfolio turnover rate ...................           29%+          54%           52%           66%           88%           78%

(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been unchanged.
+  Not annualized
*  Annualized

See Notes to Financial Statements.
--------------------------------------------------------------------------------
20

                                    The Value Line Special Situations Fund, Inc.

Factors Considered by the Independent Directors
in Approving the Agreement (unaudited)
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that the Fund's Agreement be approved annually by both the Board of Directors (collectively "the Directors") and a majority of the Directors who are not affiliated with Value Line, Inc. the Fund's investment adviser ("Value Line") (the "Independent Directors") voting separately. The Directors have determined that the terms of the Fund's investment advisory agreement (the "Agreement") are fair and reasonable and that renewal of the contract is in the best interests of the Fund and its shareholders. In making such determinations, the Independent Directors relied upon the assistance of counsel to the Independent Directors. Throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Directors met in executive sessions separately from the Interested Directors of the Fund and any officers of Value Line.

Both in meetings specifically addressed to renewal of the Agreement and at other meetings during the course of the year, the Directors, including the Independent Directors, received materials relating to the Value Line's investment and management services under the Agreement. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, (ii) sales and redemption data in respect of the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares,
(v) the allocation of the Fund's brokerage, and (vi) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics, and the structure and responsibilities of Value Line's compliance department.

As part of the review of the Agreement, the Independent Directors requested and Value Line provided additional information in order to evaluate the quality of Value Line's services and the reasonableness of the fee under the Agreement. Among other items, this information included data or analyses of (1) management and other fees incurred by a peer group of funds, (2) expense ratios for the Fund and a peer group of funds, (3) the investment performance for the Fund and a peer group of funds, (4) Value Line's financial results and condition, including its and certain of its affiliates' profitability from services performed for the Fund, (5) investment management staffing, and (6) the potential for achieving further economies of scale.

The following summarizes matters considered by the Directors in connection with their renewal of the Agreement. However, the Directors did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Compliance and Investment Performance. The Directors determined that Value Line had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Directors also reviewed the Fund's investment performance, as well as the Fund's performance compared to both the performance of a peer group of funds and the results of an index. Although the Fund underperformed its peer group for the one-year, three-year, five-year and 10-year periods ended December 31, 2004, the Directors concluded that the Fund's overall performance, and actions proposed to be taken by Value Line to improve performance, supported the continuation of the Agreement.

Value Line's Personnel and Methods. The Directors reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Directors

--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.
Factors Considered by the Independent Directors
in Approving the Agreement (unaudited)
--------------------------------------------------------------------------------

also engaged in discussions with senior management of Value Line responsible for investment operations. The Directors concluded that Value Line has the quality and depth of personnel and the well-developed methods essential to performing its duties under the Agreement.

Nature and Quality of Other Services. The Directors considered the nature, quality, cost and extent of other services provided to shareholders of the Fund. The Directors also considered the nature and extent of the other services provided by Value Line's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Directors concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

Management Fee and Expenses. The Directors considered Value Line's fee under the Agreement relative to the management fees charged by a peer group of funds using data provided by an independent third party. Although the Fund's management fee and total expenses for the most recent fiscal year were higher than the Fund's expense group average, the Directors concluded that Value Line's fee was not materially higher than the peer group average and was reasonable in light of the services and expertise provided to the Fund by Value Line's management team and Value Line's proprietary ranking system. The Directors also concluded that the Fund's expense ratio was reasonable given the relatively small size of the Fund compared to its peer universe.

Profitability. The Directors considered the level of Value Line's profits with respect to the management of the Fund. This consideration included a review of Value Line's methodology in allocating certain of its costs to the management of each Fund. The Directors concluded that Value Line's profits from management of the Fund, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund in light of the business risks involved.

Economies of Scale. The Directors noted that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a relevant consideration for the Fund.

Other Benefits to Value Line. The Directors also considered the character and amount of fees paid by the Fund, other than under the Agreement, and by the Fund's shareholders for services provided by Value Line and affiliates.

Conclusion. The Directors, in light of Value Line's overall performance, considered it appropriate to continue to retain the management services of Value Line. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Directors concluded that the Agreement with the Fund is fair and reasonable and voted to approve the continuation of the Agreement for another year.

--------------------------------------------------------------------------------
22

                                    The Value Line Special Situations Fund, Inc.

--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies during the most recent 12-month period ended June 30 is available through the Fund's website at http://www.vlfunds.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.
Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds and oversees a total of 15 portfolios. Each Director serves until his or her successor is elected and qualified.

                                                              Principal
                                                              Occupation                        Other
                                                Length of     During the                        Directorships
Name, Address, and Age     Position             Time Served   Past 5 Years                      Held by Director
-------------------------- -------------------- ------------- --------------------------------- -----------------
Interested Directors*
--------------------------
Jean Bernhard Buttner      Chairman of the      Since 1987    Chairman, President and Chief     Value Line, Inc.
Age 70                     Board of Directors                 Executive Officer of Value Line,
                           and President                      Inc. (the "Adviser") and Value
                                                              Line Publishing, Inc. Chairman
                                                              and President of each of the 15
                                                              Value Line Funds and Value
                                                              Line Securities, Inc. (the
                                                              "Distributor").

Marion N. Ruth             Director             Since 2000    Real Estate Executive:            None
5 Outrider Road                                               President, Ruth Realty (real
Rolling Hills, CA 90274                                       estate broker).
Age 70

Non-Interested Directors*
--------------------------
John W. Chandler           Director             Since 1991    Consultant, Academic              None
1611 Cold Spring Rd.                                          Search Consultation Service,
Williamstown, MA 01267                                        Inc.; Trustee Emeritus and
Age 81                                                        Chairman (1993-1994) of
                                                              the Board of Trustees of Duke
                                                              University; President Emeritus,
                                                              Williams College.

Frances T. Newton          Director             Since 2000    Customer Support Analyst,         None
4921 Buckingham Drive                                         Duke Power Company.
Charlotte, NC 28209
Age 64

Francis C. Oakley          Director             Since 2000    Professor of History,             Berkshire Life
54 Scott Hill Road                                            Williams College, 1961 to         Insurance
Williamstown, MA 01267                                        present. President Emeritus       Company of
Age 74                                                        since 1994 and President,         America
                                                              1985-1994; Chairman
                                                              (1993-1997) and Interim
                                                              President (2002) of the American
                                                              Council of Learned Societies.

--------------------------------------------------------------------------------
24

                                    The Value Line Special Situations Fund, Inc.
Management of the Fund
--------------------------------------------------------------------------------

                                                                  Principal
                                                                  Occupation                           Other
                                                    Length of     During the                           Directorships
Name, Address, and Age       Position               Time Served   Past 5 Years                         Held by Director
---------------------------- ---------------------- ------------- ------------------------------------ -------------------
David H. Porter              Director               Since 1997    Visiting Professor of Classics,      None
5 Birch Run Drive                                                 Williams College, since 1999;
Saratoga Springs, NY 12866                                        President Emeritus, Skidmore
Age 69                                                            College since 1999 and President,
                                                                   1987-1998.

Paul Craig Roberts           Director               Since 1987    Chairman, Institute for Political    A. Schulman Inc.
169 Pompano St.                                                   Economy.                             (plastics)
Panama City Beach, FL 32413
Age 66

Nancy-Beth Sheerr            Director               Since 1996    Senior Financial Advisor,            None
1409 Beaumont Drive                                               Veritable L.P. (investment adviser)
Gladwyne, PA 19035                                                since April 1, 2004; Senior
Age 56                                                            Financial Advisor, Hawthorne,
                                                                  2001-2004.

Officers
----------------------------
Stephen E. Grant             Vice President         Since 1997    Portfolio Manager with the
Age 51                                                            Advisor.

Bradley Brooks               Vice President         Since 2001    Portfolio Manager with
Age 42                                                            the Adviser.

David T. Henigson            Vice President,        Since 1994    Director, Vice President and
Age 47                       Secretary and                        Compliance Officer of the
                             Treasurer                            Adviser. Director and Vice
                                                                  President of the Distributor. Vice
                                                                  President, Secretary, Treasurer
                                                                  and Chief Compliance Officer of
                                                                  each of the 14 Value Line Funds.

Howard A. Brecher            Assistant Secretary/   Since 2005    Director, Vice President and
Age 51                       Assistant Treasurer                  Secretary of the Adviser.
                                                                  Director and Vice President of
                                                                  the Distributor.

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser; Mrs. Ruth is an interested person by virtue of having been a director of the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

--------------------------------------------------------------------------------
 The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request by calling 1-800-243-2729.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.

--------------------------------------------------------------------------------

                    [This page is intentionally left blank.]

--------------------------------------------------------------------------------
26

                                    The Value Line Special Situations Fund, Inc.

--------------------------------------------------------------------------------

                    [This page is intentionally left blank.]

--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.
                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 -- The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 -- Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- The Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979 -- The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- Value Line Centurion Fund* seeks long-term growth of capital.

1984 -- The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- Value Line Aggressive Income Trust seeks to maximize current income.

1987 -- Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.

--------------------------------------------------------------------------------
28

Item 2. Code of Ethics

      N/A

Item 3. Audit Committee Financial Expert.

      N/A

Item 4. Principal Accountant Fees and Services

      N/A

Item 11. Controls and Procedures.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

      (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

      (a) (1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

            (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By     /s/ Jean B. Buttner
       -------------------------------------------------------------------------
       Jean B. Buttner, President

Date:  09/06/2005
       ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Jean B. Buttner
       -------------------------------------------------------------------------
       Jean B. Buttner, President, Principal Executive Officer

By:    /s/ David T. Henigson
       -------------------------------------------------------------------------
       David T. Henigson, Vice President, Treasurer, Principal Financial Officer

Date:  09/06/2005
       ------------------